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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment [  ];  Amendment Number:
                                                 ---------
        This Amendment (Check only one):  [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         RIT Capital Partners plc
Address:      27 St. James's Place
              London SW1A 1NR
              England

Form 13F File Number: 28-
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dominic Williams
Title:            Compliance Officer
Phone:            (44) 20 7493 8111

Signature, Place, and Date of Signing:



     /s/ Dominic Williams             London, England       January 22, 2008
----------------------------------
         Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $151,869
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number        Name
     01    28-                         J. Rothschild Capital Management Limited
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
                                                    FORM 13F INFORMATION TABLE


     COLUMN 1            COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
     --------            --------          --------    --------        --------         --------   --------          --------
  NAME OF ISSUER      TITLE OF CLASS        CUSIP       VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
  --------------      --------------        -----       -----     -------  ---- ----   ----------   -----        ----------------
                                                       (X$1000)   PRN AMT  PRN  CALL   DISCRETION  MANAGERS     SOLE   SHARED   NONE
                                                       --------   -------  ---  ----   ----------  --------     ----   ------   ----

ATP OIL & GAS CORP          COM           00208J108      3,942     78,000  SH             SOLE                 78,000
------------------------------------------------------------------------------------------------------------------------------------
BLACKSTONE GROUP LP     COM UNIT LTD      09253U108      4,426    200,000  SH             SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & CO INC        COM           144577103      4,262     78,000  SH             SOLE                 78,000
------------------------------------------------------------------------------------------------------------------------------------
 CHEROKEE INTL CORP         COM           164450108      1,021    513,147  SH             SOLE                513,147
------------------------------------------------------------------------------------------------------------------------------------
   CONOCOPHILLIPS           COM           20825C104     57,012    650,000  SH             SOLE                650,000
------------------------------------------------------------------------------------------------------------------------------------
 FREEPORT-MCMORAN
    COPPER & GO             COM           35671D857     45,986    450,000  SH             SOLE                450,000
------------------------------------------------------------------------------------------------------------------------------------
  GETTY IMAGES INC          COM           374276103     15,889    547,900  SH             SOLE                547,900
------------------------------------------------------------------------------------------------------------------------------------
    GMX RES INC             COM           38011M108      2,351     73,000  SH             SOLE                 73,000
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR        NASDQ BIO INDX     464287556        186      2,300  PRN            SOLE        01                       2,300
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR        RUSSELL1000GRW     464287614        231      3,800  PRN            SOLE        01                       3,800
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR        S&P GLB100INDX     464287572        228      2,750  PRN            SOLE        01                       2,750
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LIBERTY ACQUISITION
      HLDGS CO         UNIT 99/99/9999    53015Y206     16,335  1,500,000  PRN            SOLE              1,500,000
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